Basis of preparation and statement of compliance - Foreign Exchange Rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exchange rate (USD per EUR)
Average exchange rate for the period	1.0530	1.1827
Exchange rate at period end	1.0666	1.1326